Expense Example - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio - VIP Balanced Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640